FINANCIAL EXPENSES AND FINANCIAL INCOME - Schedule of Financial Expenses, Net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net financial (expenses)/income [Abstract]
Foreign exchange gains	€ 92,051	€ 91,019	€ 78,674
Interest income	31,486	25,813	4,150
Other financial income	23,563	15,487	1,034
Financial income	147,100	132,319	83,858
Foreign exchange losses	99,087	111,216	104,597
Interest expenses	40,054	29,258	25,489
Other financial expenses	6,754	6,860	3,388
Financial expenses	145,895	147,334	133,474
Financial (income)/expenses, net	€ (1,205)	€ 15,015	€ 49,616